Earn-Out Shares - Fair Value Measurement Inputs and Valuation Techniques (Details) - Earn-Out Shares - Valuation Technique, Option Pricing Model	Dec. 31, 2021 Y	Dec. 31, 2020 Y
Stock price
Derivative [Line Items]
Derivative liability, measurement input	12.47	10.05
Expected volatility
Derivative [Line Items]
Derivative liability, measurement input	55.0	55.0
Risk-free interest rate
Derivative [Line Items]
Derivative liability, measurement input	0.91	0.57
Forecast period (in years)
Derivative [Line Items]
Derivative liability, measurement input	2.8	3.0